DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
10.	DISCONTINUED OPERATIONS

During 2013, we ceased operations in our affiliated company, UFAS. The operations of UFAS are now presented as discontinued operations in the accompanying consolidated financial statements. The revenue and expenses of discontinued operations for the years ended December 31, 2013 and 2012 are as follows:

	2013	2012
Net sales	$1,017,932	$1,424,931
Operating expenses	(3,097,661)	(3,006,216)
Benefit from (provision for) income taxes	-	632,514
Income (loss) from discontinued operations	$(2,079,729)	$(948,771)